     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2010

                                                 FILE NOS. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 39                            [X]

                                AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 263                                            [X]


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

             ----------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS




                                                                                               ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                   ---------------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.             Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.             Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.             Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO VAN KAMPEN V.I.              Seeks capital growth and income          Invesco Advisers, Inc.
                   COMSTOCK FUND -- SERIES II SHARES    through investments in equity
                   (FORMERLY, COMSTOCK PORTFOLIO --     securities, including common stocks,
                   CLASS II SHARES)                     preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO VAN KAMPEN V.I. EQUITY       Seeks both capital appreciation and      Invesco Advisers, Inc.
                   AND INCOME FUND -- SERIES II         current income.
                   SHARES (FORMERLY, EQUITY AND
                   INCOME PORTFOLIO -- CLASS II
                   SHARES)
                   ---------------------------------------------------------------------------------------------------------



19779 SUPPC 06/30/10

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                     SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                   AS APPLICABLE)
                     -----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return          AllianceBernstein, L.P.
VARIABLE PRODUCTS    WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.    CLASS B                           determination of reasonable risk.
                     -----------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.            AllianceBernstein L.P.
                     THEMATIC GROWTH PORTFOLIO --
                     CLASS B
                     -----------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.            AllianceBernstein L.P.
                     INCOME PORTFOLIO -- CLASS B
                     -----------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.            AllianceBernstein L.P.
                     VALUE PORTFOLIO -- CLASS B
                     -----------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.            AllianceBernstein L.P.
                     GROWTH PORTFOLIO -- CLASS B
                     -----------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.            AllianceBernstein L.P.
                     GROWTH PORTFOLIO -- CLASS B
                     -----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP INFLATION PROTECTION FUND --   Pursues long-term total return using a  American Century Investment
VARIABLE PORTFOLIOS  CLASS II                          strategy that seeks to protect against  Management, Inc.
II, INC.                                               U.S. inflation.
                     -----------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE   BLACKROCK BASIC VALUE V.I. FUND   Seeks capital appreciation and,         BlackRock Advisors, LLC
SERIES FUNDS, INC.   -- CLASS III SHARES               secondarily, income.                    (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                     -----------------------------------------------------------------------------------------------------------
                     BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.     BlackRock Advisors, LLC
                     FUND -- CLASS III SHARES                                                  (subadvised by BlackRock
                                                                                               Investment Management, LLC and
                                                                                               BlackRock Asset Management U.K.
                                                                                               Limited)
                     -----------------------------------------------------------------------------------------------------------
                     BLACKROCK VALUE OPPORTUNITIES     Seeks long-term capital growth.         BlackRock Advisors, LLC
                     V.I. FUND -- CLASS III SHARES                                             (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                     -----------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of      Columbia Management Investment
VARIABLE INSURANCE   VARIABLE SERIES -- CLASS A        capital.                                Advisers, LLC (subadvised by
TRUST I                                                                                        Marsico Capital Management, LLC)
                     -----------------------------------------------------------------------------------------------------------
                     COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of      Columbia Management Investment
                     OPPORTUNITIES FUND, VARIABLE      capital.                                Advisers, LLC (subadvised by
                     SERIES -- CLASS B                                                         Marsico Capital Management, LLC)
                     -----------------------------------------------------------------------------------------------------------
EATON VANCE          VT FLOATING-RATE INCOME FUND      To provide a high level of current      Eaton Vance Management
VARIABLE TRUST                                         income.
                     -----------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   EVERGREEN VA OMEGA FUND --        Seeks long-term capital growth.         Evergreen Investment Management
ANNUITY TRUST        CLASS 2/1/                                                                Company, LLC
                     -----------------------------------------------------------------------------------------------------------



                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:



                                                                                    ADVISER (AND SUB-ADVISER(S),
                SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                AS APPLICABLE)
                ---------------------------------------------------------------------------------------------------
WELLS FARGO     WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital  Wells Fargo Funds Management,
VARIABLE TRUST  GROWTH FUND -- CLASS 2          appreciation.                     LLC (subadvised by Wells Capital
                                                                                  Management Incorporated)
                ---------------------------------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
FEDERATED             FEDERATED HIGH INCOME BOND         Seeks high current income by
INSURANCE SERIES      FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS    SERVICE CLASS 2                    consistent with reasonable risk.
FUND










                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poors
                                                         500/SM/ Index (S&P 500(R)).
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                                           Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                    -----------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --  Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                    income as a secondary goal. The fund
PRODUCTS TRUST                                        normally invests primarily in U.S. and
                                                      foreign equity securities that the
                                                      manager believes are undervalued. The
                                                      fund also invests, to a lesser extent in
                                                      risk arbitrage securities and distressed
                                                      companies.
                    -----------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES       Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES            fund normally invests primarily in
                                                      equity securities of companies located
                                                      anywhere in the world, including those
                                                      in the U.S. and in emerging markets.
                    -----------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --         Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                    future income.
                    -----------------------------------------------------------------------------
                    MONEY MARKET FUND/1 /             Seeks a high level of current income
                                                      consistent with the preservation of
                                                      capital and maintenance of liquidity.
                    -----------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                    CLASS 1 SHARES                    current income and capital
                                                      appreciation.
                    -----------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND --          Seeks long-term growth of capital.
                    CLASS 1 SHARES




                    -----------------------------------------------------------------------------
                    TOTAL RETURN FUND/2/              Seeks the highest total return,
                                                      composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    -----------------------------------------------------------------------------
                    U.S. EQUITY FUND --               Seeks long-term growth of capital.
                    CLASS 1 SHARES
                    -----------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH           The fund's investment objective is
INSURANCE TRUST     FUND -- SERVICE SHARES            long-term capital growth.

                    -----------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP         The fund's investment objective is
                    VALUE FUND -- SERVICE SHARES      long-term capital appreciation.


                    -----------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE         The fund's investment objective is
                    FUND -- SERVICE SHARES            long-term growth of capital.

                    -----------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to
                    VALUE FUND -- SERVICE SHARES      seek total return.

                    -----------------------------------------------------------------------------
                    GENWORTH ENHANCED INTERNATIONAL   The fund's investment objective is to
                    INDEX FUND -- SERVICE SHARES      outperform the Morgan Stanley Capital
                                                      International Europe, Australasia and Far
                                                      East Index ("MSCI EAFE Index") while
                                                      maintaining a market level of risk.
                    -----------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP and SouthernSun Asset
                                           Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. and Palisade
with prudent investment risk.              Capital Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Columbia Management Advisors,
                                           LLC)
-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
-------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
-------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and Far
East Index ("MSCI EAFE Index") while
maintaining a market level of risk.
-------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                     /2 /For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                    ENHANCED CORE BOND INDEX           seek to outperform the total return
                    FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                    GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                    ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                       commensurate with the Bond Index.
                    ------------------------------------------------------------------------------
                    GENWORTH LEGG MASON                The fund's investment objective is to
                    CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                    FUND -- SERVICE SHARES (FORMERLY,
                    GENWORTH LEGG MASON PARTNERS
                    AGGRESSIVE GROWTH FUND)
                    ------------------------------------------------------------------------------
                    GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                    FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                       the S&P 500 Index.

                    ------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                    SHARES                             consistent with preservation of capital
                                                       and balanced by current income.
                    ------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST     SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                    ------------------------------------------------------------------------------
                    MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------
                    MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------
OPPENHEIMER         OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
VARIABLE ACCOUNT    -- SERVICE SHARES                  which includes current income and
FUNDS                                                  capital appreciation in the value of its
                                                       shares.
                    ------------------------------------------------------------------------------
                    OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                    APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                    SHARES                             established companies.
                    ------------------------------------------------------------------------------
                    OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                    FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                       assets in securities of foreign issuers,
                                                       "growth type" companies, cyclical
                                                       industries and special situations that
                                                       are considered to have appreciation
                                                       possibilities.
                    ------------------------------------------------------------------------------
                    OPPENHEIMER MAIN STREET FUND/      Seeks high total return.
                    VA -- SERVICE SHARES
                    ------------------------------------------------------------------------------
                    OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                    CAP FUND/VA -- SERVICE SHARES
                    ------------------------------------------------------------------------------
PIMCO VARIABLE      ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST     CLASS SHARES                       with preservation of real capital and
                                                       prudent investment management.
                    ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital
consistent with preservation of capital    Management LLC
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital
long-term growth of capital.               Management LLC
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------

                     /1 /A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                      SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                      ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGER/SM/ PORTFOLIO -- Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                    reduced risk over the long term by
FUND                                                     allocating its assets among stocks,
                                                         bonds, and short-term instruments.









                      ---------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      ---------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES               seek capital appreciation.
                      ---------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. CAPITAL    Seeks capital growth.
INSURANCE FUNDS        GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE      (FORMERLY, CAPITAL GROWTH
INSURANCE FUNDS)       PORTFOLIO -- CLASS II SHARES)
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO    income. Long-term capital
                       -- CLASS II (FORMERLY, LEGG MASON  appreciation will be its secondary
                       PARTNERS VARIABLE CAPITAL AND      objective. This objective may be
                       INCOME PORTFOLIO -- CLASS II)      changed without shareholder approval.
                       -----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.



----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.
INSURANCE FUNDS        SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE      V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)       SHARES)
                       -----------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                       -----------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and
                       SHARES/1/                           future income.
                       -----------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                       CLASS 1 SHARES                      future income rather than current
                                                           income.
                       -----------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/            Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           S&P's 500 Composite Stock Index.
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON      shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -----------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE           income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,     This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE     shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES                seek capital appreciation.
                       -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP        Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE           in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       -----------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/3/            Seeks to provide investment results
                                                           that correspond to a benchmark for
                                                           over-the-counter securities. The
                                                           portfolio's current benchmark is the
                                                           NASDAQ 100 Index(TM).
                       -----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:


                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES      income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

EXAMPLES

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,228      $2,439      $3,490       $7,118


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $602       $1,987      $3,392       $7,000


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $688       $2,079      $3,490       $7,118


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,161      $2,199      $3,027       $5,872


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $601       $1,820      $3,009       $5,854


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $621       $1,839      $3,027       $5,872


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,114      $2,069      $2,827       $5,551


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $504       $1,640      $2,759       $5,486


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $574       $1,709      $2,827       $5,551


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit, the Optional Enhanced Death Benefit and the Optional Guaranteed Minimum Death Benefit riders; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,001      $1,750      $2,325       $4,698

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $406       $1,334      $2,269       $4,641


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $461       $1,390      $2,325       $4,698


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 0.10% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value);

  . a charge of 0.20% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the Contract Value at the time the charge is taken); and

  . a charge of 0.25% for the Optional Guaranteed Minimum Death Benefit (an annual rate as a percentage of your prior contract year's average Contract Value).

If one or all of the optional death benefit riders are not elected, the expense figures shown above would be lower.

   Part A and Part B of Post-Effective Amendment No. 37 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 39 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of GE Life & Annuity Separate
           Account 4. Previously filed on April 28, 2000 with Post-Effective
           Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of Life Of Virginia Separate
           Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (1)(b)    Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of GE Life and Annuity
           Assurance Company to Genworth Life and Annuity Insurance Company.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (1)(b)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name GE Life & Annuity Separate
           Account 4 to Genworth Life & Annuity VA Separate Account 1.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 1, 2001 between GE Life and
           Annuity Assurance Company and Capital Brokerage Corporation.
           Previously filed on September 13, 2002 with Post-Effective No. 4 to
           Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

    (b)    Dealer Sales Agreement. Previously filed on September 13, 2002 with
           Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-47732.

 (4)       Form of contract. Previously filed on June 21, 2002 with
           Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-47732.

 (4)(a)    GE Life and Annuity Assurance Company Guarantee Account Rider.
           Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

 (4)(b)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
           Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (4)(b)(i) Guaranteed Income Rider. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (4)(c)(i)   Payment Protection Rider. Previously filed on February 23, 2004 with
             Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-47732.

 (4)(c)(ii)  Payment Protection with Commutation Immediate and Deferred Variable
             Annuity Rider. Previously filed on September 1, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(d)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
             February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(e)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form
             N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-47732.

 (4)(e)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(e)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(v) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(f)(i) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(f)(ii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 1, Registration No. 333-47732.

 (5)         Form of Application. Previously filed on April 27, 2006 with
             Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
             Annuity Insurance Company. Previously filed on January 3, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-31172.

    (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-31172.

 (7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
             Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-47732.

 (7)(a)      Reinsurance Agreements. Previously filed on April 26, 2010 with
             Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(a)(i)   Amended and Restated Fund Participation Agreement among Variable
             Insurance Products Funds, Fidelity Distributors Corporation and
             Genworth Life and Annuity Insurance Company. Previously filed on
             April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.


    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and GE Life and Annuity Assurance
            Company. Previously filed with Post-Effective Amendment No. 9 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

    (c)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company, Genworth Variable Insurance Trust and Genworth
            Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 35 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
            Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-47732.

    (f)     [Reserved.]

    (g)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (h)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-47732.

    (i)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

    (j)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (j)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.


    (k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (p)    [Reserved.]

    (q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

    (r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

    (t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.


    (u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

    (v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (x)    [Reserved.]

    (y)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (y)(i) Amendment to Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2010 with Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 37 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13) Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (14)      Power of Attorney. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

ITEM 25.  Directors and Officers of the Depositor

Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Matthew P. Clark        Director

John G. Apostle, II(1)  Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary


Kelly L. Groh           Senior Vice President and Chief Financial Officer

Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Geoffrey S. Stiff       Senior Vice President

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

ITEM 27.  Number of Contract Owners


   There were 7,575 owners of Qualified Contracts and 7,646 owners of Non-Qualified Contracts as of June 24, 2010.


ITEM 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)

         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Geoffrey S. Stiff...... 6610 W. Broad Street.     Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     10%     $64.1million

ITEM 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  Management Services

   Not Applicable.

ITEM 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of June, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                        TITLE                  DATE
               ----                       -----                   ----

     /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      June 30, 2010
     ------------------------   President and Chief
        PAMELA S. SCHUTZ        Executive Officer

     /s/  RONALD P. JOELSON*  Director, Senior Vice          June 30, 2010
     ------------------------   President and Chief
        RONALD P. JOELSON       Investment Officer

       /s/  PAUL A. HALEY*    Director, Senior Vice          June 30, 2010
     ------------------------   President and Chief Actuary
          PAUL A. HALEY

       /S/  LEON E. RODAY*    Director and Senior Vice       June 30, 2010
     ------------------------   President
          LEON E. RODAY

     ------------------------ Director                       June   , 2010
         MATTEW P. CLARK

     /S/  GEOFFREY S. STIFF*  Senior Vice President          June 30, 2010
     ------------------------
        GEOFFREY S. STIFF

       /S/  KELLY L. GROH*    Senior Vice President and      June 30, 2010
     ------------------------   Chief Financial Officer
          KELLY L. GROH

      /S/  JAC J. AMERELL*    Vice President and Controller  June 30, 2010
     ------------------------
         JAC J. AMERELL



*By:    /s/  MICHAEL P.    , pursuant to Power of Attorney     June 30, 2010
           COGSWELL          executed on December 16, 2009.
      -------------------
      MICHAEL P. COGSWELL


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